Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA and

Ameritas Life Insurance Corp. Separate Account LLVL

("Separate Accounts")

Supplement to:

Ameritas Low-Load® Variable Universal Life and

Ameritas Low-Load® Survivorship Variable Universal Life

Prospectuses Dated May 1, 2008

Ameritas No-Load Variable Annuity (4080)

Prospectus Dated May 1, 2010

and Statements of Additional Information ("SAI")

Supplement Dated February 1, 2017

1.       Effective December 31, 2016, Ameritas Life is no longer affiliated with the Calvert Variable Products and Calvert Variable Series funds (the "Funds"). The Funds' new investment adviser and new underwriter are also not affiliated with Ameritas Life. All references to former Calvert affiliations in your prospectus and SAI are deleted. Ameritas Life continues to be affiliated with Ameritas Investment Partners, Inc., the subadviser to certain portfolios of the Funds.

2.       The Variable Investment Options chart in your prospectus is revised by replacing information about the Calvert Variable Products and Calvert Variable Series portfolios with the respective information below.

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio – AIP**	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio, Class I – AIP**	Index: S&P MidCap 400 Index.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP** and Milliman Financial Risk Management, LLC ("Milliman")	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP** and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.

Please see the Portfolio prospectuses, as revised, for more information.

All other provisions remain as stated in your Policy and prospectus, as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 720 2-17